Share-based compensation (Tables)	12 Months Ended
Sep. 30, 2025
Share-based compensation
Summary of share-based compensation expense

	Year ended	Year ended	Year ended
	30 September	30 September	30 September
	2025	2024	2023
	$'000	$'000	$'000
Share option (credit)/charge included in administrative expenses	(1,436)	(1,044)	(14)
RSU compensation for the year included in administrative expenses	7,040	1,645	18,266
	5,604	601	18,252

Summary of share options granted during the period

	2025		2024		2023
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	exercise
	Share options	Price ($)	Share options	Price (£)	Share options	Price (£)
Outstanding at beginning of period	125,035	0.0025	252,136	0.0025	320,193	0.0025
Granted during the period	—	—	—	—	—	—
Forfeited/lapsed during the period	(165)	0.0025	(19,416)	0.0025	(566)	0.0025
Exercised during the period	(61,945)	—	(107,685)	—	(67,491)	—
Outstanding at end of period	62,925	0.0025	125,035	0.0025	252,136	0.0025
Exercisable at end of period	45,095		92,205		67,971

Summary of RSU

	2025			2024			2022
		Weighted	Weighted		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average		Average	Average
		grant date fair	remaining term		grant date fair	remaining term		grant date fair	remaining term
	Number	value per share	to vest/distribute	Number	value per share	to vest/distribute	Number	value per share	to vest/distribute
	of awards	Price ($)	(yrs)	of awards	Price ($)	(yrs)	of awards	Price ($)	(yrs)
Outstanding at beginning of period	225,927	—		156,746	—		107,709	—
Granted during the period	728,014	10.46		180,106	13.41		124,096	77.17
Forfeited/lapsed during the period	(55,610)	20.16		(41,062)	312.79		(12,376)	126.33
Vested during the period	(219,809)	58.44		(69,863)	156.98		(62,683)	306
Outstanding at end of period	678,522	12.52	2.22	225,927	66.70	1.93	156,746	229.66	1.4742